Average Annual Total Returns{- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2015 Fund	Fidelity Advisor Freedom Blend 2015 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2015 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2015 Fund- Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	0.42%	6.32%	[1]	(1.53%)	4.91%	[1]	0.94%	4.52%	[1]	2.63%	6.81%	[1]	4.85%	7.42%	[1]	6.93%	8.51%	[1]	6.97%	8.61%	[1]	(1.54%)	4.61%	[1]	7.04%	8.53%	[1]

[1]	(a)From August 31, 2018